Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

	2015	2014
Long term obligations under capital lease (a) (b)	$342,767	$214,458
Deferred gain on sale-leasebacks (c)	163,554	57,627
Other long-term liabilities	506,321	272,085
Current portion	(38,298)	(18,543)
Other long-term liabilities	$468,023	$253,542

(a)

The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts.

Under these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing on the delivery date of the vessels by the shipyard, lease the vessels back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts.

The leases are accounted for as capital leases. The vessels are recorded as an asset and the lease obligations are recorded as a liability.

In certain of the arrangements, the lessors are companies whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term and supervises the vessels’ construction before the lease term begins. As a result, the Company is considered to be the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes.  The terms of the leases are as follows:

(i)	COSCO Pride - 13100 TEU vessel:

Under this arrangement, the lessor has provided financing of $144,185,000.  The term of the lease is 12 years beginning June 29, 2011, which was the vessel’s delivery date. Lease payments include an interest component based on three month LIBOR plus a 2.6% margin.  At the end of the lease, the outstanding balance of up to $48,000,000 will be due and title of the vessel will transfer to the Company.

(ii)	COSCO Faith - 13100 TEU vessel:

Under this arrangement, the lessor has provided financing of $109,000,000. The term of the lease is 12 years beginning March 14, 2012, which was the vessel’s delivery date. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. At the end of the lease, the Company will have the option to purchase the vessel from the lessor for $1.

(b)

On March 11, 2015, the Company entered into financing arrangements with Asian special purpose companies to refinance three 4500 TEU containerships for total proceeds of $150,000,000.  Under the arrangements, the Company sold the vessels and is leasing the vessels back over a five year term.  At the end of the lease term, the Company is obligated to purchase the vessels at a pre-determined purchase price.  The leases are accounted for as capital leases.  The vessels are recorded as an asset and the lease obligations are recorded as a liability.

Previously, these containerships along with two other 4500 TEU containerships were financed by five leases with a subsidiary of a financial institution.  The leases were five-year terms that commenced between October 2010 and August 2011.  In December 2014, the Company negotiated an early termination of the lease financing structure and, through a series of agreements, regained legal title to the vessels.  As a result, the Company paid the termination amounts, funded by cash and the $60,000,000 that was in a cash deposit account over which the lessor had a first priority interest, realized a net gain of $3,763,000 and wrote off deferred financing fees of $945,000.

The weighted average rate of interest, including the margin, was 4.5% at December 31, 2015 (2014 – 3.9%).

As of December 31, 2015, the carrying value of the five vessels funded under these facilities was $547,401,000 (2014 – two vessels $315,600,000).

Based on maximum amounts funded, payments due to the lessors for all five vessels would be as follows:

2016	$36,898
2017	39,812
2018	40,156
2019	40,526
2020	128,970
Thereafter	122,314
408,676
Less amounts representing interest	(65,909)
$342,767

(c)	Deferred gain on sale-leasebacks:

During 2015, the Company financed one 10000 TEU and three 14000 TEU newbuilding vessels through lease financing arrangements with Asian special purpose companies (“SPCs”). The lease financing arrangements provided total gross financing proceeds of $542,000,000.  Under the lease financing arrangements, the Company sold the vessels to the SPCs and is leasing the vessels back from the SPCs over an initial term of approximately 8.5 or 9.5 years, with an option to purchase the vessels at the end of the lease term for a pre-determined fair value purchase price. If the purchase option is not exercised, the lease terms will be automatically extended for an additional two or 2.5 years.  The sale of these four vessels resulted in a deferred gain totaling approximately $117,482,000 which is being recorded as a reduction of the related operating lease expense over 10.5 years or 12 years, representing the initial lease term plus extensions.

During 2014, the Company financed three 10000 TEU vessels through lease financing arrangements with SPCs, received gross proceeds of $330,000,000 and recorded a total deferred gain of $59,055,000 on the sale-leasebacks. The deferred gain will be recorded as a reduction of the related operating lease expense over 10.5 years, representing the initial lease term of 8.5 years plus the two year extension.

Based on Maximum Amounts Funded Payments Under Leases Due to Lessors for All Five Vessels

Based on maximum amounts funded, payments due to the lessors for all five vessels would be as follows:

2016	$36,898
2017	39,812
2018	40,156
2019	40,526
2020	128,970
Thereafter	122,314
408,676
Less amounts representing interest	(65,909)
$342,767